Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 13,883	$ 13,943	$ 15,230	$ 42,403	$ 44,904